RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	RELATED PARTY TRANSACTIONS

During the six months ended April 30, 2012 and 2013, the Company recognized $0 and $0.6 million, respectively, of revenue from IRM, one of the Company’s stockholders (refer to Note 8).  During the six months ended April 30, 2012 and 2013 the Company recognized costs of revenue of $0 and $0.6 million, respectively, relating to IRM. As of April 30, 2012 and 2013, the Company had no accounts receivable balances due from IRM.

15. RELATED PARTY TRANSACTIONS

During the years ended October 31, 2012 and 2011, the Company recognized $902,000 and $0, respectively, of revenue from IRM, one of the Company’s stockholders (refer to Note 11).  During the years ended October 31, 2012 and 2011 the Company recognized costs of revenue of $875,000 and $0, respectively, relating to IRM. As of October 31, 2012 and 2011, the Company had an accounts receivable balance of $186,000 and $0, respectively, due from IRM.